Financial assets and liabilities at fair value	6 Months Ended
Jun. 30, 2021
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 5. Financial assets and liabilities at fair value

	June 30, 2021
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	5,549	5,549	—
Treasuries/governments bonds	13,381	13,381	—
Other interest-bearing securities except loans	47,796	47,796	—
Loans in the form of interest-bearing securities	46,923	48,247	1,324
Loans to credit institutions	23,631	23,825	194
Loans to the public	163,723	171,258	7,535
Derivatives	6,453	6,453	—
Total financial assets	307,456	316,509	9,053
Borrowing from credit institutions	2,862	2,862	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	268,333	268,939	606
Derivatives	16,021	16,021	—
Total financial liabilities	297,216	297,822	606

	December 31, 2020
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	3,362	3,362	—
Treasuries/governments bonds	22,266	22,266	—
Other interest-bearing securities except loans	33,551	33,551	—
Loans in the form of interest-bearing securities	50,780	52,091	1,311
Loans to credit institutions	31,315	31,424	109
Loans to the public	171,562	180,453	8,891
Derivatives	7,563	7,563	—
Total financial assets	320,399	330,710	10,311

Borrowing from credit institutions	3,486	3,486	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	273,976	274,552	576
Derivatives	25,395	25,395	—
Total financial liabilities	312,857	313,433	576

Determination of fair value

The determination of fair value is described in the annual financial statements included in SEK’s 2020 Annual Report on Form 20-F, see Note 1 (h) (viii) Principles for determination of fair value of financial instruments and (ix) Determination of fair value of certain types of financial instruments.

Financial assets in fair value hierarchy

	Financial assets at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	9,836	3,545	—	13,381
Other interest-bearing securities except loans	23,518	24,278	—	47,796
Derivatives	—	5,827	626	6,453
Total, June 30, 2021	33,354	33,650	626	67,630
Total, December 31, 2020	33,582	28,220	1,578	63,380

Financial liabilities in fair value hierarchy

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	6,812	30,553	37,365
Derivatives	—	14,366	1,655	16,021
Total, June 30, 2021	—	21,178	32,208	53,386
Total, December 31, 2020	—	29,744	43,039	72,783

Due to an increased element of subjective assessment of the input in the valuation, a transfer of Skr -1 million for derivatives was made from level 2 to level 3 (year-end 2020: a transfer of Skr -10,649 million for debt securities issued was made from level 2 to level 3, a transfer from level 3 to level 2 of Skr 6,534 million for debt securities issued was made and a transfer from level 3 to level 2 of net Skr -1,259 million for derivatives was made).

Financial assets and liabilities at fair value in Level 3, 2021

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	June 30,
Skr mn	2021	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2021
Debt securities issued	-41,198	-6,735	17,922	—	—	-505	-33	-4	-30,553
Derivatives, net	-263	9	-561	-1	—	847	—	-1,060	-1,029
Net assets and liabilities	-41,461	-6,726	17,361	-1	—	342	-33	-1,064	-31,582

Financial assets and liabilities at fair value in Level 3, 2020

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	December 31,
Skr mn	2020	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2020
Debt securities issued	-43,752	-10,584	16,285	-10,649	6,534	-1,345	44	2,269	-41,198
Derivatives, net	22	7	-400	—	-1,259	-1,597	—	2,964	-263
Net assets and liabilities	-43,730	-10,577	15,885	-10,649	5,275	-2,942	44	5,233	-41,461
1	Gains and losses through profit or loss, including the impact of exchange-rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of June 30, 2021 amounted to a Skr 328 million gain (year-end 2020: Skr 36 million gain) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3 instruments

As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. In the analysis, the correlations have been adjusted by +/- 0.12, which represents the level SEK uses within its prudent valuation framework. For Level 3 instruments that are significantly affected by non--observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/- 10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data.The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis – level 3 assets and liabilities

Assets and liabilities	June 30, 2021
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input	Valuation method	max	min

Equity	-549	Correlation	0.12 - (0.12)	Option Model	-5	5
Interest rate	1	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-368	Correlation	0.12 - (0.12)	Option Model	-49	49
Other	-113	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-1,029				-54	54
Equity	-6,901	Correlation	0.12 - (0.12)	Option Model	5	-5
		Credit spreads	10BP - (10BP)	Discounted cash flow	8	-8
Interest rate	-12,243	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	63	-63
FX	-11,293	Correlation	0.12 - (0.12)	Option Model	52	-52
		Credit spreads	10BP - (10BP)	Discounted cash flow	52	-52
Other	-116	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-30,553				181	-181
Total effect on total comprehensive income					127	-127

Derivatives, net, December 31, 2020	-263				-59	59
Debt securities issued, December 31, 2020	-41,198				196	-196
Total effect on total comprehensive income, December 31, 2020					137	-137

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively.When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation. The resulting effect related to correlation sensitivity is Skr +/- 3 million. The impact from SEK’s own credit spread amounts to Skr 124 million (year-end 2020: Skr 137 million) under a maximum scenario and Skr -124 million (year-end 2020: Skr -137 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value originating
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
	June 30,	31 December	Jan-Jun	Jan-Jun
Skr mn	2021	2020	2021	2020
CVA/DVA, net[1]	-14	-17	3	-12
OCA[2]	-127	-108	-19	49
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.